Other receivables and assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
OTHER RECEIVABLES AND ASSETS
Research tax credit ("CIR")	—	2,137
Prepaid expenses	625	441
Total non-current other receivables and assets	625	2,579
Research tax credit ("CIR")	3,196	3,174
VAT receivables	6,870	8,134
Prepaid expenses	2,649	4,392
Employee-related receivables	429	872
Credit notes	—	243
Other	—	126
Total current other receivables and assets	13,144	16,941
Other receivables and assets	13,769	19,520